Note 1 - Organization and Principal Activities (Details Textual)	12 Months Ended
Dec. 31, 2015
Strategic Consulting Services Agreement [Member]
Term of Agreement	20 years
Agreement Fee as a Percentage of VIEs Income Before Tax	30.00%
Technical Support Services Agreement [Member]
Term of Agreement	10 years
Agreement Fee as a Percentage of VIEs Income Before Tax	30.00%
Operating Support Services Agreement [Member]
Term of Agreement	10 years
Agreement Fee as a Percentage of VIEs Income Before Tax	40.00%